Taxation - Deferred Tax Assets and Liabilities, Others (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets and liabilities
Net deferred tax assets	€ 66,157	€ 67,219	€ 66,794
Unrecognized deferred tax assets	51,169	67,044
Not later than one year
Deferred tax assets and liabilities
Net deferred tax assets	€ 51,930	€ 99,897
Spain
Deferred tax assets and liabilities
Tax deduction maturity term	18 years
Tax credit carryforward (in years)	15 years
United States
Deferred tax assets and liabilities
Tax credit carryforward (in years)	20 years